Accounts Payable and Accrued Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Trade accounts payable and accrued liabilities	$ 137.6	$ 117.7
Royalties payable	3.0	3.3
Share-based compensation liability (note 16)	13.1	9.9
Less: Current portion of decommissioning liability 1	3.3
Current portion of equipment financing obligations	0.4	0.5
Accounts payable and accrued liabilities	$ 157.4	$ 131.4